Summary of Significant Accounting Policies - Schedule of Revenues by Service Categories (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Revenues from operations:
Revenues from operation	$ 386	$ 928	$ 2,774
Air Travel Media Network [Member]
Revenues from operations:
Revenues from operation	386	928	2,768
Others [Member]
Revenues from operations:
Revenues from operation			$ 6